Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jul. 27, 2016	Mar. 31, 2016	Dec. 28, 2015
Franklin International Low Volatility High Dividend Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Franklin International Low Volatility High Dividend Index ETF (NAV)
Account Value	$ 21,407	$ 18,724	$ 15,656	$ 14,647	$ 13,152	$ 10,315	$ 12,122	$ 11,345	$ 11,116	$ 10,000
Franklin U.S. Low Volatility High Dividend Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Franklin U.S. Low Volatility High Dividend Index ETF (NAV)
Account Value	$ 22,322	19,282	18,780	19,332	16,556	11,740	14,164	12,662	12,302		$ 10,866	$ 10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 18,015	16,981	14,994	15,794	16,032	10,730	12,709	13,269	11,387	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,282	28,243	21,844	23,894	21,348	13,135	14,454	13,289	11,676		9,890	10,000
Franklin International Low Volatility High Dividend Hedged Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Franklin International Low Volatility High Dividend Hedged Index-NR
Account Value	$ 23,090	20,095	16,753	15,593	13,956	10,902	12,792	11,953	11,666	10,000
MSCI World ex U.S. IMI (Local) Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. IMI (Local) Index-NR
Account Value	$ 19,913	18,951	16,073	15,797	14,792	10,625	12,255	11,982	11,302	$ 10,000
Franklin Low Volatility High Dividend Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Franklin Low Volatility High Dividend Index-NR
Account Value	$ 22,876	$ 19,707	$ 19,161	$ 19,675	$ 16,800	$ 11,896	$ 14,331	$ 12,774	$ 12,377		$ 10,896	$ 10,000